Stock-Based Compensation (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Percentage of stock issued and outstanding	5.00%
Stock-based compensation expense	$ 256,642
Unrecognized compensation cost related to unvested stock options	297,148
Weighted average period	1 year 9 months
Employees and Directors [Member]
Stock-based compensation expense	$ 323,510
2014 Stock Option Plan [Member]
Shares authorized and reserved for issuance	2,642,898